Discontinued Operations	12 Months Ended
Jan. 31, 2026
The Carrying Amount Of Assets And Liabilities Presented As Held For Sale [Abstract]
Discontinued Operations
32.	DISCONTINUED OPERATIONS
On October 17, 2024, the Company announced that it had initiated a process for the sale of its Marine businesses namely Alumacraft, Manitou, Telwater and Marine PA&A.
Telwater, Manitou, and Alumacraft
During the three-month period ended April 30, 2025, the Company announced
a
definitive agreement to sell 100%
of the outstanding shares of Telwater Pty, Ltd. to Yamaha Motor Australia Pty, Ltd. On December 18, 2025, the Company acknowledged the Australian Competition and Consumer Commission’s decision to oppose the proposed sale of Telwater to Yamaha Motor Australia Pty Ltd., a subsidiary of Yamaha Motor Co., Ltd. The Company will continue to pursue potential buyers, keeping Telwater under the sale process.
During the three-month periods ended July 31, 2025 and October 31, 2025, the Company closed the sales of Alumacraft’s and Manitou’s assets, respectively, for a combined consideration totaling $17.9 million U.S. dollars ($23.7 million). Following the sale of these businesses’ assets, certain product-related and other provisions, as well as lease liabilities, are no longer classified as held for sale and have been reclassified, as the Company retained these obligations.
As at January 31, 2026, Telwater is presented as discontinued operations and the associated assets and liabilities as held for sale, while Alumacraft and Manitou are also presented as discontinued operations, but the associated assets and liabilities, which consisted mainly of property, plant and equipment, and inventory have been disposed of.
Marine parts, accessories, and apparel
During the three-month period ended April 30, 2025, the Company decided that its Marine PA&A business was no longer for sale. Following this decision, Marine PA&A business is presented as continued operations and the associated assets and liabilities are no longer held for sale as at January 31, 2026. Prior periods have been reclassified accordingly.

The net loss and comprehensive loss from discontinued operations are as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Revenues	$155.2	$164.3
Cost of sales	177.6	265.6
Gross profit (loss)	(22.4)	(101.3)

Operating expenses
Selling and marketing	10.8	26.9
Research and development	9.0	21.8
General and administrative	7.8	24.9
Other operating expenses	8.5	10.0
Impairment charge	8.4	183.9
Total operating expenses	44.5	267.5
Operating income (loss)	(66.9)	(368.8)

Financing costs	0.1	0.2
Income (loss) before income taxes	(67.0)	(369.0)
Income tax expense (recovery)	(15.9)	(91.4)
Net income (loss) from discontinued operations	$(51.1)	$(277.6)

	Years ended
	January 31, 2026	January 31, 2025
Net loss from discontinued operations [a]	$(51.1)	$(277.6)

Net changes in unrealized gain on translation of foreign operations	20.9	3.0
Total comprehensive loss from discontinued operations [a]	$(30.2)	$(274.6)
[a]
Nil amount of net loss and comprehensive loss are attributable to non-controlling
interest.

As at January 31, 2026, the carrying amount of assets and liabilities presented as held for sale is as follows:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Inventories	$13.6	$66.6
Property, plant and equipment	69.4	98.5
Intangible assets	38.7	36.9
Deferred tax assets	—	80.6
Other assets	4.4	10.1
Assets classified as held for sale	$126.1	$292.7
Trade payables and accruals	$8.8	$22.5
Provisions	6.9	42.6
Deferred tax liabilities	8.7	—
Other liabilities	2.4	18.1
Liabilities associated to assets classified as held for sale	$26.8	$83.2
Assets net of liabilities held for sale	$99.3	$209.5
The net cash flows from discontinued operations are as follows:

	Years ended
	January 31, 2026	January 31, 2025
Net cash flows used in operating activities	$(54.5)	$(150.3)
Net cash flows from (used in) investing activities	20.5	(21.7)
Net cash flows from financing activities	34.4	179.2
Net cash flows from discontinued operations	$0.4	$7.2

Recoverability under Fair value less costs of disposal for disposal groups
During the year ended January 31, 2026, the Company recognized additional impairment charges of $10.2 million on property, plant and equipment, and revised impairment charges of $3.9 million on inventories based on the final asset purchase agreements of Alumacraft and Manitou. The Company concluded that the fair value less costs of disposal of Telwater continued to exceed its carrying amount. The Company also recorded impairment charges of $0.5 million and $1.6 million on unutilized property, plant and equipment and intangible assets, respectively, related to discontinued operations.
During the year ended January 31, 2025, the Company remeasured the Alumacraft and Manitou disposal groups at the lower of their carrying amount and their fair value less costs of disposal, resulting in an impairment charge of $183.9 million on assets held for sale. The Company concluded that the fair value less costs of disposal of the Telwater disposal group exceeded its carrying amount.
The impairment charges recorded during the years-ended January 31, 2026 and January 31, 2025 are allocated as follows:

	Years ended
	January 31, 2026	January 31, 2025
Inventories	$(3.9)	$108.3
Property, plant and equipment	10.7	56.7
Right of use assets	—	6.1
Intangible assets	1.6	12.8
Impairment on assets classified as held for sale	$8.4	$183.9
The fair value measurement was categorized as a level 2 fair value. The fair value of Telwater was based on the market offers that the Company received since announcing the sale of the Marine businesses on October 17, 2024. The fair values of Alumacraft and Manitou were based on the consideration paid upon closing of their respective assets sales during the year ended January 31, 2026. The costs of disposal represent management’s best estimate based on historical data from external and internal sources.